Operating Profit - Auditor Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Audit of the financial statements	£ 437	£ 126	£ 80
Subsidiary local statutory audits	85	89	59
Total audit fees	522	215	139
Initial public offering fees	655	0	0
Total audit related fees	655	0	0
Total auditor’s remuneration	£ 1,177	£ 215	£ 139